Derivative financial instrument liabilities (Details 2) - Derivative Warrant Liabilities [Member] - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Share price	$ 0.48	$ 0.39
Dividend yield	0.00%	0.00%
Expected volatility		52.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.70%	4.43%
Expected volatility	48.00%
Remaining term (in years)	1 year 8 months 12 days	2 years 6 months
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.92%	4.66%
Expected volatility	49.00%
Remaining term (in years)	2 years 8 months 12 days	3 years 4 months 24 days